Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events
Subsequent Events

Note 11 — Subsequent Events

On October 4, 2013, the Trust completed the acquisition of a 20,319 square foot medical office building and ambulatory surgery center located in Pensacola, Florida for approximately $6.9 million. The purchase price was funded with borrowings on our senior secured revolving credit facility.

On November 6, 2013, the Trust entered into an agreement to acquire a 40.42% joint venture equity interest in the Valley West medical office building not owned by the Trust for approximately $3.0 million, resulting in our 100.0% ownership of this property.

On November 6, 2013, the Trust entered into an agreement to acquire a 35% joint venture equity interest in the Remington Medical Commons property not owned by us for approximately $1.1 million, resulting in our 100.0% ownership of this property.

On November 7, 2013, the Trust entered into an agreement to acquire four medical office buildings located in Atlanta, GA, from an unrelated seller for approximately $20.8 million.

On November 8, 2013, the Trust and the lenders agreed to increase the maximum borrowing capacity under the senior secured revolving credit facility to $90 million from $75 million.